INTEREST AND FINANCE COSTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Borrowings
Interest expense on lease liabilities	$ 7,000		$ 4,000
Interest costs capitalised	672,000		0
Interest income	(267,000)		(107,000)
Total interest costs incurred	3,895,000		1,169,000
Restated
Borrowings
Interest expense			81,000
Interest income			(107,000)
Total interest costs incurred		$ 1,550	1,169,000
Adjustments
Borrowings
Interest expense on lease liabilities			(4,000)
Interest expense			81,000
Camino Rojo Project Loan
Borrowings
Accretion	2,860,000		162,000
Camino Rojo Project Loan | Restated
Borrowings
Interest costs capitalised			85,000
Camino Rojo Project Loan | Adjustments
Borrowings
Accretion			(162,000)
Interest costs capitalised			85,000
Newmont Loan
Borrowings
Accretion	$ 1,295,000		1,110,000
Newmont Loan | Restated
Borrowings
Accretion			$ 1,110,000